Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital Commitments Relating to Property Development Projects and Investments
The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Contracted, but not provided for
Investments	94,770	78,954
Property, plant and equipment	1,528	3,063

Total	96,298	82,017

Future Minimum Rentals Receivable under Non-cancellable Operating Leases
As lessor, the future minimum rentals receivable under
non-cancellable
operating leases are as follows:

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Not later than one year	781	768
Later than one year but not later than five years	1,296	1,526
Later than five years	142	193

Total	2,219	2,487